Cover	Jun. 27, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 27, 2019, CDK Global, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) disclosing its commitment to a plan to divest the Digital Marketing Business. At the time, the Company was not able to make a good faith determination of the estimated amount or range of amounts of costs expected to be incurred in connection with the divestiture of the Digital Marketing Business, nor an estimate of the amount or range of amounts of any costs that would result in future cash expenditures. On February 24, 2020, the Company filed a Current Report on Form 8-K/A to amend the Original 8-K (the “Form 8-K Amendment”). The Form 8-K amendment confirmed that the Company had signed a definitive agreement dated February 18, 2020 to sell the Digital Marketing Business to Ansira Partners, Inc. (“Ansira”), a subsidiary of Advent International, and that the transaction is expected to close in the first half of 2020, subject to customary closing conditions. The Form 8-K Amendment also provided additional details regarding the costs the Company has incurred and expects to incur with this transaction. On April 21, 2020, the Company completed its sale of the Digital Marketing Business to Sincro, LLC, a newly formed company owned by Ansira. Total consideration for the transaction consists of a $24 million 10-year note receivable and a 15% equity interest in Ansira. The Company is now filing this Current Report on Form 8-K/A to amend the Original Form 8-K and the Form 8-K Amendment to update the disclosures made therein under Item 2.05. No other amendments to the Original Form 8-K and the Form 8-K Amendment are being made by this Current Report on Form 8-K/A.
Document Period End Date	Jun. 27, 2019
Entity File Number	001-36486
Entity Registrant Name	CDK Global, Inc.
Entity Central Index Key	0001609702
Entity Tax Identification Number	46-5743146
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1950 Hassell Road
Entity Address, City or Town	Hoffman Estates
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60169
City Area Code	(847)
Local Phone Number	397-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	CDK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable